Derivative Financial Instruments - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Interest income included in current derivative financial instruments assets	₺ 19,731	₺ 8,220
Derivative financial assets	981,396	390,958
Interest expense accrual included in current derivative financial instruments liabilities	92,384	40,367
Derivative financial liabilities	₺ 110,108	₺ 41,726